LOANS PRINCIPAL, INTEREST AND FINANCING SERVICE FEE RECEIVABLES (Details) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Loans principal, interest and financing service fee receivables	¥ 15,861,324,470	¥ 16,701,504,043
Less: allowance for credit losses - Individually assessed	(157,157,377)	(98,736,342)
Less: allowance for credit losses - Collectively assessed	(705,881,227)	(341,599,744)
Subtotal	(863,038,604)	(440,336,086)
Net loans principal, interest and financing service fee receivables	¥ 14,998,285,866	¥ 16,261,167,957